Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	$ 10,000		$ 10,260	$ 10,389	$ 10,287	$ 11,139	$ 11,404	$ 11,635	$ 10,458	$ 10,712	$ 11,526	$ 11,963
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,260	10,384	10,268	11,109	11,361	11,566	10,402	10,644	11,432	11,856
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	9,698		9,926	10,020	9,884	10,666	10,881	11,061	9,903	10,107	10,841	11,215
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,338	$ 10,550	$ 10,480	$ 11,386	$ 11,823	$ 12,051	$ 10,891	$ 11,163	$ 12,040	$ 12,636